THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:September 30, 2002


Check here if Amendment                   [X]    Amendment Number :         1
This Amendment (Check only one.):         [ ]    is a restatement          ---
                                          [X]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           --------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           --------------------------------
           New York, NY 10019
           --------------------------------

Form 13F File Number:      28-06341
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           --------------------------------
Title:     Chief Financial Officer
           --------------------------------
Phone:     212-457-8010
           --------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                 New York, NY             November 14, 2003
--------------------               -------------            -----------------
     (Signature)                   (City, State)                  (Date)

Report Type ( Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        -------------------
Form 13F Information Table Entry Total:         15
                                        -------------------
Form 13F Information Table Value Total:       213,796       (thousands)
                                        -------------------



PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number                        Name
   ---           --------------------              ---------------------------
    1            28-06339                          SAB Capital Management, LLC

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTA CORP        CL B           007942204   14,272     1,381,600  SH             DEFINED          1      1,381,600   0        0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL
STRATEGIES        COMMON STOCK     024937104      894        47,500  SH             DEFINED          1         47,500   0        0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN
TOWER CORP       NOTE 2.250% 10/1  029912AD4    2,661     4,500,000  PRN            DEFINED          1      4,500,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN
TOWER CORP       NOTE 6.250% 10/1  029912AB8    6,995    15,500,000  PRN            DEFINED          1     15,500,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
ASBURY
AUTOMOTIVE
GROUP INC        COMMON STOCK      043436104    3,051       348,700  SH             DEFINED          1        348,700   0        0
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP
INC              COMMON STOCK      125581108   26,970     1,500,000  SH             DEFINED          1      1,500,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
COPART INC       COMMON STOCK      217204106    1,703       157,000  SH             DEFINED          1        157,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
ESG RE LTD           ORD           G31215109      648       820,600  SH             DEFINED          1        820,600   0        0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL AGRIC
MTG CORP            CL A           313148108    2,951       100,000  SH             DEFINED          1        100,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC  COMMON STOCK      344849104    2,617       262,000  SH             DEFINED          1        262,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
G & K SVCS INC      CL A           361268105   26,484       782,400  SH             DEFINED          1        782,400   0        0
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV
GUIDE INTL INC   COMMON STOCK      36866W106   10,080     4,000,000  SH             DEFINED          1      4,000,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
LONGS DRUG
STORES CORP      COMMON STOCK      543162101   81,166     3,515,215  SH             DEFINED          1      3,515,215   0        0
------------------------------------------------------------------------------------------------------------------------------------
METLIFE INC      COMMON STOCK      59156R108    5,690       250,000  SH             DEFINED          1        250,000   0        0
------------------------------------------------------------------------------------------------------------------------------------
ZALE CORP NEW    COMMON STOCK      988858106   27,614       915,600  SH             DEFINED          1        915,600   0        0
------------------------------------------------------------------------------------------------------------------------------------


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.